Condensed Consolidated Statements of Operations and Comprehensive Loss (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Subscription, transaction, and services	$ 32,732	$ 28,808	$ 97,440	$ 78,978	$ 108,569	$ 96,460	$ 79,571
Reimbursable costs	8,625	9,486	26,085	28,052	37,116	40,008	40,944
Total revenues	41,357	38,294	123,525	107,030	145,685	136,468	120,515
Cost of revenues:
Cost of subscription, transaction, and services	9,368	8,577	27,981	24,100	32,531	32,015	26,567
Cost of reimbursable costs	8,625	9,486	26,085	28,052	37,116	40,008	40,944
Total cost of revenues, excluding depreciation and amortization	17,993	18,063	54,066	52,152	69,647	72,023	67,511
Operating expenses:
Research and development	13,453	9,098	35,716	27,260	36,468	34,285	23,606
Sales and marketing	10,310	5,745	29,226	17,296	23,420	22,098	21,677
General and administrative	9,838	5,106	32,766	15,225	22,188	23,297	18,743
Depreciation and amortization	1,205	1,402	3,924	4,223	5,624	5,881	6,040
Total operating expenses	34,806	21,351	101,632	64,004	87,700	85,561	70,066
Loss from operations	(11,442)	(1,120)	(32,173)	(9,126)	(11,662)	(21,116)	(17,062)
Interest income	115	1	349	18	18	1	136
Interest expense and loss on extinguishment of debt	(2)	(1,120)	(2,947)	(3,405)	(4,661)	(1,507)	(814)
Change in fair value of financial instruments and other income (expense)	162	(443)	(9,823)	(51)	(518)	(21)	(422)
Total other income (expense)	275	(1,562)	(12,421)	(3,438)	(5,161)	(1,527)	(1,100)
Loss before income taxes	(11,167)	(2,682)	(44,594)	(12,564)	(16,823)	(22,643)	(18,162)
Provision for income taxes	(27)	(33)	(130)	(150)	(204)	(160)	(69)
Net (loss) income	(11,194)	(2,715)	(44,724)	(12,714)	(17,027)	(22,803)	(18,231)
Comprehensive loss	$ (11,194)	$ (2,715)	$ (44,724)	$ (12,714)	$ (17,027)	$ (22,803)	$ (18,231)
Net loss per common share, basic (in USD per share)	$ (0.07)	$ (0.03)	$ (0.29)	$ (0.13)	$ (0.17)	$ (0.23)	$ (0.19)
Net loss per common share, diluted (in USD per share)	$ (0.07)	$ (0.03)	$ (0.29)	$ (0.13)	$ (0.17)	$ (0.23)	$ (0.19)
Weighted average common shares outstanding, basic (in shares)	158,316,000	99,948,000	154,303,000	99,876,000	100,022,546	99,272,157	97,951,673
Weighted-average common shares outstanding, diluted (in shares)	158,316,000	99,948,000	154,303,000	99,876,000	100,022,546	99,272,157	97,951,673